Provisions - Negma Litigation (Details) - EUR (€) € in Thousands				12 Months Ended
	Nov. 18, 2020	May 17, 2020	Apr. 06, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Number of shares sought				7,000,000
Penalty				€ 910
Number of shares to be delivered				7,000,000
Value of shares to be delivered recorded as financial indemnity expense				€ 7,357
Outstanding loan				15,052	€ 16,455
Provision to be repaid to Biophytis				34
Convertible notes to NEGMA
Disclosure of other provisions [line items]
Penalty		€ 7	€ 911
Damages				€ 378
Number of shares to be delivered				2,050,000
Value of shares to be delivered recorded as financial indemnity expense				€ 1,394
Number of shares to be returned	2,050,000
Provision to be repaid to Biophytis	€ 378
Convertible notes to NEGMA | Provisions for litigation
Disclosure of other provisions [line items]
Amount of damages or indemnity sought			€ 911
Number of shares sought			7,000,000
Principal amount of loan			€ 1,400